Asset Retirement Obligations - Expected Timing of Asset Retirement Obligations (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Asset retirement obligations	$ 583,712	$ 627,072	$ 727,336
2013 [Member]
Asset retirement obligations	203,000
2014 [Member]
Asset retirement obligations	122,222
2015 [Member]
Asset retirement obligations	135,556
2016 [Member]
Asset retirement obligations	81,181
Thereafter [Member]
Asset retirement obligations	353,333
Total [Member]
Asset retirement obligations	895,292
Effect Of Discountl [Member]
Asset retirement obligations	$ (311,580)